UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DARMEL MANAGEMENT LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-10190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  November 15,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:        79,512,349



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMERICAN FINCL HLDGS INCS      CS               026075101     7339   245603 SH       SOLE                   245603
AMERICAN WATER WORKS INC.      CS               030411102    17151   377100 SH       SOLE                   377100
AMERIPATH INC                  CS               03071D109      323    15000 SH       SOLE                    15000
ANFI INC                       CS               00181E100      148    10000 SH       SOLE                    10000
BANK UNITED CORP. RTS.         CS               065416117       40   403650 SH       SOLE                   403650
BAXTER INTERNATIONAL INC.      CS               071813125        1   167500 SH       SOLE                   167500
BAY STATE BANCORP INC          CS               072611106      520    20000 SH       SOLE                    20000
BWAY CORP                      CS               056039100      989    50000 SH       SOLE                    50000
CALPINE CORP. JAN 2004 5 PUTS  PUT              222333444      542   190000 SH  PUT  SOLE                   190000
CANADA LIFE FINANCIAL CORP     CS               135113108     1922    75000 SH       SOLE              	     75000
CELERITEK INC.                 CS               150926103       67    10000 SH       SOLE                    10000
CENTER TRUST INC               CS               151845104      187    24000 SH       SOLE                    24000
CENTERPOINT ENERGY MAY 10 CALL CALL             15189T107       28    50000 SH  CALL SOLE                    50000
COMMONWEALTH BANCORP INC       CS               20268X102     1271    27400 SH       SOLE                    27400
DIANON SYSTEMS INC.            CS               252826102      818    17150 SH       SOLE                    17150
DOLE FOOD CO. INC. DEL         CS               256605106     3747   115000 SH       SOLE                   115000
ELAN CORP. RIGHTS PLC          CS               G29539148        0   250000 SH       SOLE                   250000
FBR ASSET INVESTMENT CORP      CS               30241E303     1136    33500 SH       SOLE                    33500
FIDELITY BANCORP INC           CS               31583B105      607    20238 SH       SOLE                    20238
FLORIDAFIRST BANCORP INC       CS               343258109     1428    59700 SH       SOLE                    59700
FORDING INC                    CS               345426100     4010   191000 SH       SOLE                   191000
GRANTIE ST BANKSHARES INC      CS               387472103      393     9000 SH       SOLE                     9000
HEALTHSOUTH CORP JAN 5 CALL    CALL             421924101        4    35000 SH  CALL SOLE                    35000
HEALTHSOUTH CORP JAN 7 1/2 CAL CALL             421924101        5   105000 SH  CALL SOLE                   105000
HOUSEHOLD INTL INC 7.6% CUM PF CS               441815743      589    24000 SH       SOLE                    24000
HOUSEHOLD INTL INC DEP SHS1/40 CS               441815750      368    15000 SH       SOLE                    15000
HOUSEHOLD INTL. INC.           CS               441815107     6535   235000 SH       SOLE                   235000
INDIGO NV CONTINGENT VALUE RTS CS               N44CVR996        0    56527 SH       SOLE                    56527
IRT PROPERTY CO                CS               450058102     2968   250000 SH       SOLE                   250000
JDN REALTY CORP.               CS               465917102     2972   271400 SH       SOLE                   271400
PHARMACIA CORP.                CS               71713U102    16825   402500 SH       SOLE                   402500
PRECISE SOFTWARE SOLUTION LTD  CS               M41450103     4128   250000 SH       SOLE                   250000
R S I HOLDINGS INC.            CS               749723201        6    24999 SH       SOLE                    24999
RATIONAL SOFTWARE CORP         CS               75409P202     6234   600000 SH       SOLE                   600000
ROYAL APPLIANCE MFG CO         CS               780076105      351    48300 SH       SOLE                    48300
TAUBMAN CTRS INC               CS               876664103      243    15000 SH       SOLE                    15000
TICKETMASTER CLASS B.          CS               88633P203     1002    47210 SH       SOLE                    47210
WARREN BANCORP INC.            CS               934710104      550    34900 SH       SOLE                    34900